Spartan®

Money Market

Fund

Annual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan ® Money Market Fund	2.81%	27.36%	58.54%
All Taxable Money Market Funds Average	2.43%	25.51%	53.57%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 1,153 money market funds.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan Money Market Fund	2.81%	4.96%	4.72%
All Taxable Money Market Funds Average	2.43%	4.65%	4.38%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	4/30/02	1/29/02	10/30/01	7/31/01	5/01/01
Spartan Money Market Fund	1.73%	1.91%	2.69%	3.58%	4.81%
All Taxable Money Market Funds Average	1.37%	1.46%	2.16%	3.33%	4.25%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average. Figures for the all taxable money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with John Todd, Portfolio Manager of Spartan Money Market Fund

Q. John, what was the investment environment like during the 12-month period ending April 30, 2002?

A. At the beginning of the period, the Federal Reserve Board was aggressively cutting short-term interest rates to support economic growth. The Fed did so against a backdrop of sharply curtailed business investment spending, rising unemployment and eroding consumer confidence. By the summer of 2001, the Fed started to scale back the pace of its rate cuts due to signs of stabilization in manufacturing. But the events of September 11 dramatically altered the economic landscape. Manufacturing fell to recessionary levels and weakness spread to the service sector. Despite fears of widespread chaos, the economy rebounded in the fourth quarter. Excess inventories that had accumulated due to declining sales were liquidated at a record pace, while consumer spending held up during the entire period, buoyed by sustained mortgage refinancing activity. After September 11, the Fed provided significant stimulus to the economy, cutting the rate banks charge each other for overnight loans - known as the fed funds target rate - four more times. By the end of 2001, the Fed had cut this rate to 1.75%, bringing short-term rates to their lowest levels in 40 years.

Q. What's the backdrop been like thus far in 2002?

A. The economy rebounded in the first quarter, with growth in gross domestic product reaching a 5.6% annual rate. However, more than 60% of this growth was attributed to adjustments in inventories. In addition, the Fed announced at its March meeting that it was equally concerned about the potential for economic weakness and inflationary pressures developing. Still, many investors anticipated that economic growth would accelerate, enabling the Fed to raise rates sooner rather than later to reduce some of the monetary stimulus in the system. This sentiment changed in April, though, when new data indicated some lingering pockets of softness in the economy. The market shifted, anticipating that unemployment would likely increase in the near term and that Fed rate hikes would not come until well into the third quarter.

Q. What was your strategy with the fund?

A. Because the Fed was cutting rates during the earlier part of the period, I looked for ways to increase the fund's average maturity in order to lock in attractive yields before they fell. As the period progressed and the economy remained weak, my concerns about credit quality became more acute. Consequently, I invested a greater percentage than normal of the fund's assets in U.S. Treasury and government agency securities to maintain both a higher credit quality and a longer average maturity as rates declined. The fund did not sacrifice much in the way of yield by following this strategy, as the yield advantage offered by commercial paper and bank-related instruments remained rather narrow throughout the period.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on April 30, 2002, was 1.73%, compared to 4.82% 12 months ago. For the 12 months that ended April 30, 2002, the fund had a total return of 2.81%, compared to 2.43% for the all taxable money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, John?

A. While most economists are upbeat about the economy, many executives remain gloomy regarding the future course of corporate earnings growth. Until companies can demonstrate some ability to raise revenues as a result of improved pricing power, they can only increase earnings through cutting costs, which is most effectively accomplished through layoffs. Since the unemployment rate tends to lag economic growth, it would not be unusual for unemployment to keep rising for a time even after the recession bottoms and the economy recovers. If the third and fourth quarters provide evidence of improvement, then the Fed might entertain the notion of bringing the fed funds rate to a more neutral level. Most market observers, including the Fed, feel that rates remain artificially low, brought there due to the unique circumstances of 2001. The Fed will be looking for signs of sustained economic growth as an opportunity to raise rates, and stated that sustained growth cannot be attained solely on the back of consumer spending. Capital investment is also needed, which means the Fed needs to be supportive until corporate profitability returns.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks high current income with share price stability by investing in high-quality, short-term money market securities of all types

Fund number: 454

Trading symbol: SPRXX

Start date: January 23, 1989

Size: as of April 30, 2002, more than $8.3 billion

Manager: John Todd, since 1989; manager, various Fidelity and Spartan money market funds; joined Fidelity in 1981

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/02	% of fund's investments 10/31/01	% of fund's investments 4/30/01
0 - 30	43.3	45.4	53.9
31 - 90	35.8	26.1	38.5
91 - 180	14.9	20.3	6.3
181 - 397	6.0	8.2	1.3
Weighted Average Maturity
	4/30/02	10/31/01	4/30/01
Spartan Money Market Fund	58 Days	64 Days	37 Days
All Taxable Money Market Funds Average *	56 Days	55 Days	50 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Commercial Paper 14.9%	Commercial Paper 25.9%
Bank CDs, BAs, TDs, and Notes 74.2%	Bank CDs, BAs, TDs, and Notes 64.8%
Government Securities 9.1%	Government Securities 8.0%
Other Investments 1.7%	Other Investments 2.5%
Net Other Assets 0.1%	Net Other Assets (1.2)%**

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2002

Showing Percentage of Net Assets

Certificates of Deposit - 62.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Domestic Certificates Of Deposit - 0.5%
Chase Manhattan Bank USA NA
6/7/02	1.84%	$ 40,000	$ 40,000
London Branch, Eurodollar, Foreign Banks - 31.9%
Abbey National Treasury Services PLC
5/3/02	3.60	95,000	95,000
ABN-AMRO Bank NV
6/27/02	1.92	60,000	60,000
7/29/02	1.94	5,000	5,000
8/15/02	1.95	25,000	25,000
8/19/02	1.90	20,000	20,000
8/19/02	1.93	55,000	55,000
Bank of Scotland Treasury Services PLC
5/10/02	3.61	25,000	25,000
Barclays Bank PLC
6/28/02	1.85	40,000	40,000
7/16/02	1.88	10,000	10,000
7/22/02	1.76	30,000	30,000
7/24/02	1.82	10,000	10,000
7/24/02	1.84	30,000	30,000
8/19/02	1.95	15,000	15,000
9/16/02	1.97	20,000	19,998
9/17/02	1.95	5,000	5,000
9/17/02	1.97	55,000	55,000
10/17/02	1.83	25,000	25,000
10/24/02	2.02	15,000	15,000
10/28/02	2.09	10,000	10,000
Bayerische Hypo-und Vereinsbank AG
5/7/02	2.05	30,000	30,000
5/9/02	1.92	35,000	35,000
5/29/02	2.15	30,000	30,000
6/7/02	1.87	80,000	80,000
6/24/02	1.85	75,000	75,000
6/28/02	1.93	25,000	25,000
6/28/02	1.94	30,000	30,000
7/9/02	1.89	25,000	25,000
7/10/02	1.89	5,000	5,000
Bayerische Landesbank Girozentrale
5/23/02	2.10	15,000	15,000
Credit Agricole Indosuez
5/20/02	2.02	30,000	30,000
12/31/02	2.24	20,000	20,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
Credit Suisse First Boston Bank
6/21/02	1.94%	$ 75,000	$ 75,000
6/25/02	1.95	75,000	75,000
Deutsche Bank AG
12/31/02	2.25	15,000	15,012
Dresdner Bank AG
6/17/02	1.84	30,000	30,000
8/15/02	1.95	25,000	25,000
9/30/02	2.27	50,000	50,000
Halifax PLC
5/14/02	1.86	75,000	75,000
6/18/02	1.91	10,000	10,000
6/26/02	1.96	50,000	50,000
6/27/02	1.85	55,000	55,000
8/27/02	1.96	35,000	35,000
9/16/02	2.13	40,000	40,000
9/30/02	2.28	25,000	25,000
12/31/02	2.21	18,000	18,000
ING Bank NV
5/23/02	2.08	20,000	20,000
6/12/02	1.91	30,000	30,000
6/17/02	1.85	45,000	45,000
6/17/02	1.91	75,000	75,000
6/19/02	1.86	60,000	60,000
6/19/02	1.94	15,000	15,000
6/21/02	1.85	50,000	50,000
8/22/02	1.96	20,000	20,000
Landesbank Hessen-Thuringen
5/31/02	4.08	75,000	75,005
Lloyds TSB Bank PLC
9/27/02	2.00	40,000	40,000
9/30/02	2.01	25,000	25,000
12/31/02	2.22	50,000	50,001
Merita Bank PLC
5/7/02	2.09	25,000	25,000
5/20/02	2.03	5,000	5,000
5/23/02	2.08	50,000	50,000
National Australia Bank Ltd.
5/21/02	1.87	75,000	75,000
6/25/02	1.85	35,000	35,000
7/31/02	1.94	15,000	15,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
London Branch, Eurodollar, Foreign Banks - continued
National Australia Bank Ltd. - continued
12/31/02	2.23%	$ 5,000	$ 5,000
12/31/02	2.25	10,000	10,000
Nationwide Building Society
8/19/02	1.95	5,000	5,000
Norddeutsche Landesbank Girozentrale
7/30/02	1.94	25,000	25,000
Nordea Bank Finland PLC
5/20/02	1.86	15,000	15,000
8/22/02	1.94	15,000	15,000
Royal Bank of Scotland PLC
5/15/02	1.86	85,000	85,000
7/5/02	1.95	20,000	20,000
Societe Generale
8/19/02	1.95	20,000	20,000
Svenska Handelsbanken AB
7/24/02	1.84	5,000	5,000
8/5/02	1.95	35,000	35,000
UBS AG
5/3/02	3.60	125,000	125,000
Westdeutsche Landesbank Girozentrale
5/29/02	2.18	35,000	35,000
8/12/02	2.00	15,000	14,996
			2,653,012
New York Branch, Yankee Dollar, Foreign Banks - 30.4%
Abbey National Treasury Services PLC
5/3/02	1.79 (a)	75,000	74,958
5/8/02	1.92	15,000	15,000
5/10/02	1.77 (a)	35,000	34,980
Bank of Scotland Treasury Services PLC
6/28/02	1.85	10,000	10,001
7/8/02	4.11	50,000	50,000
Barclays Bank PLC
5/20/02	1.88	30,000	30,000
Bayerische Hypo-und Vereinsbank AG
6/7/02	1.96	35,000	35,000
Bayerische Landesbank Girozentrale
7/5/02	1.96	20,000	20,000
BNP Paribas SA
5/6/02	3.63	15,000	15,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
BNP Paribas SA - continued
6/28/02	2.12%	$ 30,000	$ 30,096
9/5/02	2.00	30,000	30,000
9/16/02	2.00	50,000	50,000
9/25/02	2.00	20,000	20,000
10/17/02	1.85	75,000	75,000
12/31/02	2.21	55,000	55,000
12/31/02	2.23	20,000	20,000
Canadian Imperial Bank of Commerce
7/18/02	1.70	40,000	40,000
7/22/02	1.77	15,000	15,000
Commerzbank AG
6/24/02	1.97	75,000	75,000
Credit Agricole Indosuez
5/6/02	3.61	70,000	70,000
5/8/02	1.95	60,000	60,000
5/21/02	2.10	30,000	30,000
7/1/02	1.93 (a)	35,000	34,980
Deutsche Bank AG
5/6/02	1.76 (a)	150,000	149,946
5/22/02	1.76 (a)	50,000	49,973
Dexia Bank SA
5/6/02	2.06	10,000	10,000
5/7/02	1.84	30,000	30,000
5/14/02	1.76 (a)	25,000	24,992
5/22/02	1.77 (a)	20,000	19,991
5/26/02	1.76 (a)	35,000	34,983
8/19/02	1.96	50,000	50,000
Lloyds TSB Bank PLC
5/1/02	1.78 (a)	20,000	19,989
National Westminster Bank PLC
7/5/02	4.10	120,000	119,998
Royal Bank of Canada
5/6/02	1.79 (a)	75,000	74,984
5/20/02	1.77 (a)	35,000	34,991
5/27/02	1.75 (a)	45,000	44,976
7/5/02	4.10	25,000	25,000
Royal Bank of Scotland PLC
6/28/02	1.84	85,000	85,000
10/17/02	1.84	25,000	25,000
10/22/02	1.93	15,000	15,000
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
New York Branch, Yankee Dollar, Foreign Banks - continued
Royal Bank of Scotland PLC - continued
10/28/02	2.07%	$ 70,000	$ 70,000
Societe Generale
5/2/02	1.80 (a)	30,000	29,994
5/14/02	1.76 (a)	25,000	24,993
5/21/02	1.78 (a)	50,000	49,982
5/28/02	1.77 (a)	70,000	69,965
5/31/02	1.76 (a)	155,000	154,964
Toronto-Dominion Bank
5/22/02	1.75 (a)	15,000	14,992
6/28/02	1.93	15,000	15,000
UBS AG
5/20/02	2.01	60,000	60,000
6/10/02	1.96	50,000	50,000
6/10/02	1.99	100,000	100,000
10/28/02	2.10	10,000	10,000
11/20/02	2.50	75,000	74,996
Westdeutsche Landesbank Girozentrale
5/28/02	2.12	40,000	40,000
6/19/02	1.86	40,000	40,000
6/25/02	1.86	15,000	15,000
			2,524,724
TOTAL CERTIFICATES OF DEPOSIT			5,217,736
Commercial Paper - 14.9%

Alliance & Leicester PLC
7/10/02	1.91	5,000	4,982
Aspen Funding Corp.
8/5/02	1.95	15,000	14,923
CBA Finance, Inc.
6/7/02	1.87	20,000	19,962
Citibank Credit Card Master Trust I (Dakota Certificate Program)
5/17/02	1.84	5,000	4,996
CXC, Inc.
6/25/02	1.88	15,000	14,957
DaimlerChrysler North America Holding Corp.
6/3/02	2.06	5,000	4,991
6/10/02	2.02	5,000	4,989
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Deutsche Bank Financial LLC
7/31/02	1.70%	$ 90,000	$ 89,616
Edison Asset Securitization LLC
5/9/02	1.87	46,000	45,981
6/21/02	1.93	70,000	69,810
7/9/02	1.88	25,000	24,910
7/10/02	1.89	10,000	9,963
Enterprise Funding Corp.
5/14/02	1.89	24,000	23,984
Ford Motor Credit Co.
5/8/02	2.30	15,000	14,993
5/9/02	2.30	10,000	9,995
GE Capital International Funding, Inc.
8/8/02	1.97	30,000	29,838
General Electric Capital Corp.
5/6/02	2.07	73,000	72,979
5/28/02	2.04	35,000	34,947
7/11/02	2.00	35,000	34,863
8/8/02	1.96	20,000	19,893
9/12/02	2.02	10,000	9,926
General Electric Capital Services, Inc.
5/21/02	2.10	25,000	24,971
8/19/02	1.92	10,000	9,942
General Mills, Inc.
5/8/02	2.19	5,000	4,998
5/28/02	2.21	10,000	9,984
6/4/02	2.00	5,000	4,991
6/5/02	2.06	5,000	4,990
Household Finance Corp.
5/14/02	1.89	50,000	49,966
5/15/02	1.89	50,000	49,963
ING America Insurance Holdings, Inc.
5/20/02	1.87	10,000	9,990
6/24/02	1.94	5,000	4,986
6/25/02	1.92	5,000	4,985
7/17/02	1.86	5,000	4,980
J.P. Morgan Chase & Co.
6/18/02	1.93	50,000	49,872
Montauk Funding Corp.
8/13/02	1.95	5,000	4,972
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Morgan Stanley Dean Witter & Co.
5/9/02	1.83%	$ 25,000	$ 24,990
New Center Asset Trust
5/6/02	1.83	35,000	34,991
Newcastle (Discover Card Master Trust)
7/11/02	1.91	5,000	4,981
Nordea North America, Inc.
5/17/02	1.86	20,000	19,984
Phillips Petroleum Co.
5/2/02	2.13	5,000	5,000
5/29/02	2.02	20,000	19,969
6/5/02	2.02	3,000	2,994
RaboBank Nederland Coop. Central
7/8/02	1.90	40,000	39,858
Sears Roebuck Acceptance Corp.
5/9/02	2.31	5,000	4,997
5/10/02	2.31	15,000	14,991
5/21/02	2.05	5,000	4,994
5/29/02	2.29	5,000	4,991
5/30/02	2.31	5,000	4,991
Sheffield Receivables Corp.
5/20/02	1.82 (a)	20,000	20,000
6/10/02	1.92	50,000	49,894
6/17/02	1.95	40,520	40,417
Svenska Handelsbanken, Inc.
5/13/02	1.87	48,146	48,116
6/10/02	1.91	25,000	24,947
The Walt Disney Co.
5/8/02	2.19	10,000	9,996
8/6/02	2.16	5,230	5,200
Windmill Funding Corp.
5/13/02	1.86	50,000	49,969
TOTAL COMMERCIAL PAPER			1,237,358
Federal Agencies - 6.5%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Fannie Mae - 5.3%
Agency Coupons - 2.7%
5/1/02	1.83% (a)	$ 56,000	$ 55,981
7/10/02	1.81 (a)	103,750	103,699
7/25/02	1.77 (a)	62,000	61,987
			221,667
Discount Notes - 2.6%
5/16/02	1.91	35,000	34,972
5/31/02	3.55	50,000	49,856
6/14/02	3.58	10,000	9,958
7/26/02	3.61	50,000	49,584
11/15/02	2.48	25,000	24,667
12/13/02	2.21	50,000	49,322
			218,359
			440,026
Federal Home Loan Bank - 0.6%
Discount Notes - 0.6%
9/6/02	1.99	50,000	49,650
Freddie Mac - 0.6%
Discount Notes - 0.6%
9/30/02	2.22	50,000	49,538
TOTAL FEDERAL AGENCIES			539,214
U.S. Treasury Obligations - 2.6%

U.S. Treasury Bills - 1.8%
5/30/02	2.03	75,000	74,879
5/30/02	2.06	75,000	74,877
			149,756
U.S. Treasury Notes - 0.8%
12/31/02	1.90	63,500	64,829
TOTAL U.S. TREASURY OBLIGATIONS			214,585
Bank Notes - 2.2%

American Express Centurion Bank
5/15/02	1.83 (a)	15,000	15,000
5/28/02	1.82 (a)	20,000	20,000
Bank of America NA
8/15/02	1.93	65,000	65,000
Bank Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Bank One NA, Chicago
6/17/02	2.06% (a)	$ 10,000	$ 10,004
U.S. Bank NA, Minnesota
5/6/02	2.07	45,000	45,000
5/23/02	2.22	30,000	30,000
TOTAL BANK NOTES			185,004
Master Notes - 1.8%

General Motors Acceptance Corp. Mortgage Credit
5/1/02	2.33	80,000	80,000
Goldman Sachs Group, Inc.
5/28/02	1.97 (b)	65,000	65,000
TOTAL MASTER NOTES			145,000
Medium-Term Notes - 4.4%

Asset Securitization Cooperative Corp.
5/28/02	1.82 (a)	30,000	30,000
AT&T Corp.
5/6/02	3.03 (a)	95,000	95,000
BMW U.S. Capital Corp.
5/23/02	1.85 (a)	20,000	20,000
6/7/02	4.25	20,000	19,988
CIESCO LP
5/17/02	1.83 (a)	10,000	10,000
Citigroup, Inc.
5/13/02	1.83 (a)	25,000	25,000
General Electric Capital Corp.
5/20/02	1.81 (a)	75,000	75,000
Harwood Street Funding I LLC
5/20/02	1.98 (a)	25,000	25,000
Merck & Co., Inc.
5/28/02	1.81 (a)	25,000	25,000
URI Trust 2000-1
6/18/02	2.04 (a)(b)	23,000	23,000
Variable Funding Capital Corp.
5/20/02	1.81 (a)	20,000	19,999
TOTAL MEDIUM-TERM NOTES			367,987
Short-Term Notes - 3.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
Jackson National Life Insurance Co.
7/1/02	2.19% (a)(b)	$ 34,000	$ 34,000
Metropolitan Life Insurance Co.
7/1/02	2.23 (a)(b)	25,000	25,000
Monumental Life Insurance Co.
5/1/02	2.02 (a)(b)	29,000	29,000
5/1/02	2.24 (a)(b)	35,000	35,000
New York Life Insurance Co.
7/1/02	2.16 (a)(b)	60,000	60,000
Pacific Life Insurance Co.
6/7/02	2.02 (a)(b)	15,000	15,000
Transamerica Occidental Life Insurance Co.
5/1/02	2.03 (a)(b)	50,000	50,000
TOTAL SHORT-TERM NOTES			248,000
Repurchase Agreements - 1.7%
	Maturity Amount (000s)
In a joint trading account (U.S. Government Obligations) dated 4/30/02 due 5/1/02 At 1.93%	$ 723	723
With J.P. Morgan Securities At 1.94%, dated 4/30/02 due 5/1/02 (Corporate Obligations) (principal amount $142,637,000) 0% - 7.75%, 6/14/02 - 6/15/24	143,008	143,000
TOTAL REPURCHASE AGREEMENTS		143,723
TOTAL INVESTMENT PORTFOLIO - 99.9%		8,298,607
NET OTHER ASSETS - 0.1%		7,676
NET ASSETS - 100%		$ 8,306,283
Total Cost for Income Tax Purposes $ 8,298,607
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc. 1.97%, 5/28/02	3/27/02	$ 65,000
Jackson National Life Inurance Co. 2.19%, 7/1/02	7/6/99	$ 34,000
Metropolitan Life Insurance Co. 2.23%, 7/1/02	3/26/02	$ 25,000
Monumental Life Insurance Co.: 2.02%, 5/1/02	7/31/98 - 9/17/98	$ 29,000
2.24%, 5/1/02	2/1/00	$ 35,000
New York Life Insurance Co. 2.16%, 7/1/02	2/28/02	$ 60,000
Pacific Life Insurance Co 2.02%, 6/7/02	9/6/01	$ 15,000
Transamerica Occidental Life Insurance Co. 2.03%, 5/1/02	4/28/00	$ 50,000
URI Trust 2000-1 2.04%, 6/18/02	12/15/00	$ 23,000
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $336,000,000 or 4% of net assets.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $13,994,000. The weighted average interest rate was 4%. Interest earned from the interfund lending program amounted to $8,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Income Tax Information
At April 30, 2002, the fund had a capital loss carryforward of approximately $459,000 of which $295,000, $162,000 and $2,000 will expire on April 30, 2003, 2004 and 2008, respectively.

A total of 2.14% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002
Assets
Investment in securities, at value (including repurchase agreements of $143,723) - See accompanying schedule		$ 8,298,607
Cash		9
Receivable for fund shares sold		13,288
Interest receivable		41,132
Other receivables		12
Total assets		8,353,048
Liabilities
Payable for investments purchased	$ 19,969
Payable for fund shares redeemed	23,146
Distributions payable	583
Accrued management fee	2,927
Other payables and accrued expenses	140
Total liabilities		46,765
Net Assets		$ 8,306,283
Net Assets consist of:
Paid in capital		$ 8,306,779
Accumulated net realized gain (loss) on investments		(496)
Net Assets, for 8,306,268 shares outstanding		$ 8,306,283
Net Asset Value, offering price and redemption price per share ($8,306,283 ÷ 8,306,268 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2002
Investment Income
Interest		$ 299,851
Expenses
Management fee	$ 39,204
Non-interested trustees' compensation	35
Total expenses before reductions	39,239
Expense reductions	(104)	39,135
Net investment income		260,716
Net Realized Gain (Loss) on Investment securities		1,065
Net increase in net assets resulting from operations		$ 261,781

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2002	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 260,716	$ 582,462
Net realized gain (loss)	1,065	960
Net increase (decrease) in net assets resulting from operations	261,781	583,422
Distributions to shareholders from net investment income	(260,716)	(582,462)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	5,190,250	9,182,357
Reinvestment of distributions	246,725	545,066
Cost of shares redeemed	(7,448,273)	(8,907,651)
Net increase (decrease) in net assets and shares resulting from share transactions	(2,011,298)	819,772
Total increase (decrease) in net assets	(2,010,233)	820,732
Net Assets
Beginning of period	10,316,516	9,495,784
End of period	$ 8,306,283	$ 10,316,516

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.028	.060	.052	.050	.053
Distributions from net investment income	(.028)	(.060)	(.052)	(.050)	(.053)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	2.81%	6.14%	5.30%	5.12%	5.43%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.43%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42%	.45%	.45%	.45%	.45%
Net investment income	2.82%	5.96%	5.18%	5.00%	5.31%
Supplemental Data
Net assets, end of period (in millions)	$ 8,306	$ 10,317	$ 9,496	$ 9,508	$ 8,863

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2002

1. Significant Accounting Policies.

Spartan Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity money market funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective July 1, 2001, the annual management fee rate was reduced from .45% to .42%.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $58,000 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. Information regarding the fund's participation in the program is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

Annual Report

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $104,000.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 31, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1993

President of Spartan Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1993

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1993

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1993

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1993

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2002

Trustee of Fidelity Hereford Street Trust (2002). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Spartan Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of Spartan Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

John J. Todd (53)
Year of Election or Appointment: 1989 Vice President of Spartan Money Market, and other funds advised by FMR. Prior to his current responsibilities, Mr. Todd managed a variety of Fidelity funds.
Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Spartan Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Spartan Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1989 Assistant Treasurer of Spartan Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan Money Market. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of Spartan Money Market Fund's shareholders was held on May 15, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,456,264,953.31	90.467
Against	218,411,712.97	3.622
Abstain	325,826,700.34	5.402
Broker Non-Votes	30,703,976.00	0.509
TOTAL	6,031,207,342.62	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,283,173,706.94	87.597
Against	395,504,887.38	6.558
Abstain	321,824,772.30	5.336
Broker Non-Votes	30,703,976.00	0.509
TOTAL	6,031,207,342.62	100.000
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	5,804,698,621.92	96.244
Withheld	226,508,720.70	3.756
TOTAL	6,031,207,342.62	100.000
Ralph F. Cox
Affirmative	5,796,852,293.18	96.114
Withheld	234,355,049.44	3.886
TOTAL	6,031,207,342.62	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	5,796,433,076.02	96.107
Withheld	234,774,266.60	3.893
TOTAL	6,031,207,342.62	100.000
Robert M. Gates
Affirmative	5,798,276,340.68	96.138
Withheld	232,931,001.94	3.862
TOTAL	6,031,207,342.62	100.000
Abigail P. Johnson
Affirmative	5,800,025,602.68	96.167
Withheld	231,181,739.94	3.833
TOTAL	6,031,207,342.62	100.000
Edward C. Johnson 3d
Affirmative	5,798,652,889.02	96.144
Withheld	232,554,453.60	3.856
TOTAL	6,031,207,342.62	100.000
Donald J. Kirk
Affirmative	5,804,220,022.83	96.236
Withheld	226,987,319.79	3.764
TOTAL	6,031,207,342.62	100.000
Marie L. Knowles
Affirmative	5,798,532,389.51	96.142
Withheld	232,674,953.11	3.858
TOTAL	6,031,207,342.62	100.000
Ned C. Lautenbach
Affirmative	5,805,450,972.62	96.257
Withheld	225,756,370.00	3.743
TOTAL	6,031,207,342.62	100.000
Peter S. Lynch
Affirmative	5,804,688,503.10	96.244
Withheld	226,518,839.52	3.756
TOTAL	6,031,207,342.62	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	5,801,408,855.43	96.190
Withheld	229,798,487.19	3.810
TOTAL	6,031,207,342.62	100.000
William O. McCoy
Affirmative	5,803,151,478.10	96.219
Withheld	228,055,864.52	3.781
TOTAL	6,031,207,342.62	100.000
William S. Stavropoulos
Affirmative	5,788,435,907.30	95.975
Withheld	242,771,435.32	4.025
TOTAL	6,031,207,342.62	100.000
PROPOSAL 4
To amend the management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	3,910,738,436.48	91.925
Against	123,257,813.43	2.897
Abstain	220,284,007.12	5.178
TOTAL	4,254,280,257.03	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	3,805,373,808.57	89.448
Against	200,081,033.54	4.703
Abstain	239,749,243.92	5.636
Broker Non-Votes	9,076,171.00	0.213
TOTAL	4,254,280,257.03	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	3,778,505,211.26	88.817
Against	220,489,907.60	5.182
Abstain	246,208,967.17	5.788
Broker Non-Votes	9,076,171.00	0.213
TOTAL	4,254,280,257.03	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SPM-ANN-0602 157031
1.703534.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Government
Money Market

Fund

Annual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Government Money Market	2.84%	26.88%	56.72%
Government Retail Money Market Funds Average	2.40%	25.13%	52.82%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government retail money market funds average, which reflects the performance of government retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 228 money market funds.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan US Government Money Market	2.84%	4.88%	4.60%
Government Retail Money Market Funds Average	2.40%	4.58%	4.33%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	4/30/02	1/29/02	10/30/01	7/31/01	5/01/01
Spartan U.S. Government Money Market Fund	1.62%	1.97%	2.66%	3.71%	4.64%
Government Retail Money Market Funds Average	1.37%	1.46%	2.02%	3.20%	4.04%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government retail money market funds average. Figures for the government retail money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
An interview with Robert Litterst, Portfolio Manager of Spartan U.S. Government Money Market Fund

Q. Bob, what was the investment environment like during the final eight months of 2001?

A. The first part of the period was characterized by economic weakness, primarily in the manufacturing sector. By May 2001, the Federal Reserve Board had lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times by a total of 2.50 percentage points, a very aggressive rate reduction by historical standards. Although the Fed cut rates again in June and August, it did so in smaller increments because leading indicators suggested that manufacturing activity had bottomed and was improving. However, positive sentiment about the economy was snuffed out by the events of September 11. The Fed responded quickly and decisively in order to ensure the smooth functioning of the financial system and to restore confidence to market participants. After September 11, the Fed lowered the target rate four more times through the end of 2001, bringing it to 1.75%.

Q. How would you characterize the markets thus far in 2002?

A. The Fed held the fed funds rate steady during the first four months of 2002, and moved from a bias toward easing rates to a neutral stance in response to much stronger-than-expected economic data in the fourth quarter of 2001 and the first quarter of 2002. Consumer spending remained robust, buoyed by mortgage refinancing and zero percent auto financing. Growth in gross domestic product reached a 5.6% annual rate in the first quarter, with output buoyed by a lower rate of inventory liquidation. Finally, an increase in government spending contributed to growth. Market yields rose in a very volatile manner as expectations regarding fed policy shifted around dramatically.

Q. What was your strategy during the overall 12-month period?

A. For most of the period, I maintained an average maturity that was consistently longer than the fund's competitors in order to lock in higher yields in a declining interest rate environment and to capture attractive relative value along the yield curve. By the end of the summer of 2001, I had let the average maturity decline to a more neutral level relative to competitors, because the economy appeared to be stabilizing and the Fed had already eased a great deal. In the aftermath of September 11, I extended the fund's average maturity because it appeared likely that the Fed would resume an aggressive rate-cutting stance to counteract the significant negative trauma inflicted on the financial markets. As it became clear during the early part of 2002 that the economy remained resilient, I brought the fund's average maturity down somewhat, but still left it longer than its peers. With the Fed on hold and the yield curve positively sloped - meaning that longer-term yields were higher than shorter-term alternatives - it was beneficial to buy longer-term notes to take advantage of the steep yield curve and to secure competitive yields. This strategy caused the fund to have a longer average maturity than its peers.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on April 30, 2002, was 1.62%, compared to 4.64% 12 months ago. For the 12 months that ended April 30, 2002, the fund had a total return of 2.84%, compared to 2.40% for the government retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook?

A. Recent softness in the economy combined with benign inflation suggest that there is no urgency for the Fed to raise rates in the near term. However, the Fed has recognized that the target rate is lower than it should be. While the Fed wants to ensure economic stability, it will need to raise rates at some point to avoid future inflation. I believe it's likely that the target rate could remain at 1.75% into the summer and perhaps the second half of the year. The Fed has indicated it will look for sustainable, solid increases in final demand, especially business investment, before it raises rates. When that time comes, I believe the Fed will implement rate hikes in a gradual manner.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in U.S. Government securities and repurchase agreements

Fund number: 458

Trading symbol: SPAXX

Start date: February 5, 1990

Size: as of April 30, 2002, more than $918 million

Manager: Robert Litterst, since 1997; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1991

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/02	% of fund's investments 10/31/01	% of fund's investments 4/30/01
0 - 30	35.5	48.0	47.2
31 - 90	34.8	14.8	30.9
91 - 180	20.1	27.3	8.0
181 - 397	9.6	9.9	13.9
Weighted Average Maturity
	4/30/02	10/31/01	4/30/01
Spartan U.S. Government Money Market Fund	71 Days	72 Days	66 Days
Government Retail Money Market Funds Average *	53 Days	53 Days	48 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
Federal Agency Issues 84.2%	Federal Agency Issues 69.6%
U.S. Treasury Obligations 1.1%	U.S. Treasury Obligations 1.0%
Repurchase Agreements 17.1%	Repurchase Agreements 31.0%
Net Other Assets (2.4)%**	Net Other Assets (1.6)%**

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2002

Showing Percentage of Net Assets

Federal Agencies - 84.2%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 49.8%
Agency Coupons - 18.3%
5/1/02	1.68% (a)	$ 10,000,000	$ 9,991,258
5/1/02	1.79 (a)	7,000,000	6,997,865
5/1/02	1.83 (a)	17,500,000	17,494,013
5/6/02	1.73 (a)	16,000,000	15,996,712
5/6/02	1.75 (a)	50,000,000	49,990,994
5/9/02	1.73 (a)	20,000,000	19,985,711
7/10/02	1.81 (a)	33,000,000	32,984,740
7/25/02	1.77 (a)	5,000,000	4,998,937
7/30/02	1.75 (a)	10,000,000	9,997,824
			168,438,054
Discount Notes - 31.5%
5/9/02	2.02	21,814,000	21,804,305
5/17/02	3.57	9,412,000	9,397,485
5/23/02	2.02	10,000,000	9,987,778
5/30/02	1.84	20,000,000	19,970,678
5/31/02	3.96	5,000,000	4,984,125
6/12/02	1.88	25,000,000	24,945,458
6/19/02	1.90	11,423,000	11,393,614
6/27/02	1.87	10,000,000	9,970,708
6/28/02	1.88	5,616,000	5,599,171
7/2/02	1.91	10,000,000	9,967,278
7/3/02	1.83	10,000,000	9,968,150
7/12/02	2.26	4,175,000	4,156,463
7/15/02	1.89	10,000,000	9,961,042
8/8/02	1.88	10,000,000	9,948,850
8/12/02	1.98	11,000,000	10,938,629
8/14/02	1.90	10,000,000	9,945,167
9/3/02	1.96	13,000,000	12,912,431
10/2/02	2.25	10,000,000	9,905,033
10/9/02	1.99	15,000,000	14,867,510
10/9/02	2.05	16,000,000	15,854,742
10/16/02	1.99	2,500,000	2,477,017
10/18/02	2.23	4,000,000	3,958,822
11/15/02	2.41	16,000,000	15,793,200
11/15/02	2.44	10,000,000	9,869,100
12/13/02	2.27	10,775,000	10,624,832
1/21/03	2.19	10,000,000	9,841,736
			289,043,324
			457,481,378
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Federal Home Loan Bank - 15.5%
Agency Coupons - 6.0%
5/21/02	1.72% (a)	$ 30,000,000	$ 29,984,083
5/28/02	1.71 (a)	15,000,000	14,992,022
7/22/02	1.85 (a)	10,000,000	9,993,922
			54,970,027
Discount Notes - 9.5%
6/14/02	1.85	12,185,000	12,157,568
6/14/02	3.58	8,267,000	8,231,939
6/28/02	1.87	25,000,000	24,925,083
7/3/02	1.83	8,000,000	7,974,520
8/8/02	1.89	10,000,000	9,948,575
10/30/02	1.94	10,000,000	9,902,681
11/1/02	2.03	15,000,000	14,846,667
			87,987,033
			142,957,060
Freddie Mac - 18.0%
Agency Coupons - 1.1%
10/15/02	2.00	10,000,000	10,189,686
Discount Notes - 16.9%
5/23/02	1.99	10,000,000	9,987,931
6/20/02	1.85	12,000,000	11,969,250
6/20/02	3.58	12,176,000	12,117,318
6/26/02	3.79	12,000,000	11,931,680
6/27/02	1.87	10,000,000	9,970,550
7/3/02	1.86	13,200,000	13,157,265
7/8/02	2.24	8,000,000	7,966,756
8/28/02	2.06	10,000,000	9,932,897
9/6/02	2.09	6,202,000	6,156,353
9/12/02	1.99	15,000,000	14,890,008
9/30/02	2.22	20,000,000	19,815,067
10/18/02	2.01	7,300,000	7,231,400
12/13/02	2.45	10,000,000	9,849,333
1/2/03	2.14	10,000,000	9,855,817
			154,831,625
			165,021,311
Federal Agencies - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Resolution Funding Corp. - 0.9%
Agency Coupons - 0.9%
7/15/02	2.28%	$ 8,000,000	$ 7,962,586
TOTAL FEDERAL AGENCIES			773,422,335
U.S. Treasury Obligations - 1.1%

U.S. Treasury Bills - 1.1%
8/1/02	1.74	10,000,000	9,956,269
Repurchase Agreements - 17.1%
	Maturity Amount
In a joint trading account (U.S. Government Obligations) dated:
2/14/02 due 7/17/02 At 1.89%	$ 10,080,325	10,000,000
2/15/02 due 7/19/02 At 1.89%	10,080,850	10,000,000
4/9/02 due 6/10/02 At 1.8%	15,046,500	15,000,000
4/10/02 due 6/10/02 At 1.8%	25,076,250	25,000,000
4/30/02 due 5/1/02 At 1.93%	97,147,212	97,142,000
TOTAL REPURCHASE AGREEMENTS		157,142,000
TOTAL INVESTMENT PORTFOLIO - 102.4%		940,520,604
NET OTHER ASSETS - (2.4)%		(21,716,721)
NET ASSETS - 100%		$ 918,803,883
Total Cost for Income Tax Purposes $ 940,520,604
Legend

(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

Income Tax Information

A total of 11.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2002
Assets
Investment in securities, at value (including repurchase agreements of $157,142,000) - See accompanying schedule		$ 940,520,604
Receivable for investments sold		9,956,017
Receivable for fund shares sold		697,125
Interest receivable		428,223
Total assets		951,601,969
Liabilities
Payable to custodian bank	$ 170
Payable for investments purchased	29,815,472
Payable for fund shares redeemed	2,589,145
Distributions payable	61,518
Accrued management fee	325,582
Other payables and accrued expenses	6,199
Total liabilities		32,798,086
Net Assets		$ 918,803,883
Net Assets consist of:
Paid in capital		$ 918,758,292
Accumulated net realized gain (loss) on investments		45,591
Net Assets, for 918,758,292 shares outstanding		$ 918,803,883
Net Asset Value, offering price and redemption price per share ($918,803,883 ÷ 918,758,292 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended April 30, 2002
Investment Income
Interest		$ 29,223,787
Expenses
Management fee	$ 3,907,487
Non-interested trustees' compensation	2,621
Total expenses before reductions	3,910,108
Expense reductions	(13,482)	3,896,626
Net investment income		25,327,161
Net Realized Gain (Loss) on Investment securities		51,155
Net increase in net assets resulting from operations		$ 25,378,316

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended April 30, 2002	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 25,327,161	$ 46,456,986
Net realized gain (loss)	51,155	117,833
Net increase (decrease) in net assets resulting from operations	25,378,316	46,574,819
Distributions to shareholders from net investment income	(25,327,161)	(46,456,986)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	802,695,097	579,149,045
Reinvestment of distributions	23,945,136	44,212,422
Cost of shares redeemed	(761,527,463)	(585,498,274)
Net increase (decrease) in net assets and shares resulting from share transactions	65,112,770	37,863,193
Total increase (decrease) in net assets	65,163,925	37,981,026
Net Assets
Beginning of period	853,639,958	815,658,932
End of period	$ 918,803,883	$ 853,639,958

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.028	.059	.050	.049	.052
Distributions from net investment income	(.028)	(.059)	(.050)	(.049)	(.052)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	2.84%	6.02%	5.17%	5.02%	5.37%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.45%	.45%	.45%	.45%
Expenses net of voluntary waivers, if any	.43%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.42%	.45%	.45%	.44%	.45%
Net investment income	2.75%	5.86%	5.03%	4.90%	5.24%
Supplemental Data
Net assets, end of period (000 omitted)	$ 918,804	$ 853,640	$ 815,659	$ 847,333	$ 773,172

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2002

1. Significant Accounting Policies.

Spartan U.S. Government Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective July 1, 2001, the annual management fee rate was reduced from .45% to .42%.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $4,820 for the period.

4. Expense Reductions.

Through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $13,482.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Government Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Government Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Government Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 31, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1993

President of Spartan U.S. Government Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Government Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1993

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1993

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1993

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1993

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

William S. Stavropoulos (62)

Year of Election or Appointment: 2002

Trustee of Fidelity Hereford Street Trust (2002). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Spartan U.S. Government Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of Spartan U.S. Government Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Robert A. Litterst (42)

Year of Election or Appointment: 1997

Vice President of Spartan U.S. Government Money Market, and other funds advised by FMR. Prior to his current responsibilities, Mr. Litterst managed a variety of Fidelity funds.

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Government Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan U.S. Government Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Spartan U.S. Government Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1990 Assistant Treasurer of Spartan U.S. Government Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan U.S. Government Money Market. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan U.S. Government Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of Spartan U.S. Government Money Market Fund's shareholders was held on May 15, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,456,264,953.31	90.467
Against	218,411,712.97	3.622
Abstain	325,826,700.34	5.402
Broker Non-Votes	30,703,976.00	0.509
TOTAL	6,031,207,342.62	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,283,173,706.94	87.597
Against	395,504,887.38	6.558
Abstain	321,824,772.30	5.336
Broker Non-Votes	30,703,976.00	0.509
TOTAL	6,031,207,342.62	100.000
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	5,804,698,621.92	96.244
Withheld	226,508,720.70	3.756
TOTAL	6,031,207,342.62	100.000
Ralph F. Cox
Affirmative	5,796,852,293.18	96.114
Withheld	234,355,049.44	3.886
TOTAL	6,031,207,342.62	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	5,796,433,076.02	96.107
Withheld	234,774,266.60	3.893
TOTAL	6,031,207,342.62	100.000
Robert M. Gates
Affirmative	5,798,276,340.68	96.138
Withheld	232,931,001.94	3.862
TOTAL	6,031,207,342.62	100.000
Abigail P. Johnson
Affirmative	5,800,025,602.68	96.167
Withheld	231,181,739.94	3.833
TOTAL	6,031,207,342.62	100.000
Edward C. Johnson 3d
Affirmative	5,798,652,889.02	96.144
Withheld	232,554,453.60	3.856
TOTAL	6,031,207,342.62	100.000
Donald J. Kirk
Affirmative	5,804,220,022.83	96.236
Withheld	226,987,319.79	3.764
TOTAL	6,031,207,342.62	100.000
Marie L. Knowles
Affirmative	5,798,532,389.51	96.142
Withheld	232,674,953.11	3.858
TOTAL	6,031,207,342.62	100.000
Ned C. Lautenbach
Affirmative	5,805,450,972.62	96.257
Withheld	225,756,370.00	3.743
TOTAL	6,031,207,342.62	100.000
Peter S. Lynch
Affirmative	5,804,688,503.10	96.244
Withheld	226,518,839.52	3.756
TOTAL	6,031,207,342.62	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	5,801,408,855.43	96.190
Withheld	229,798,487.19	3.810
TOTAL	6,031,207,342.62	100.000
William O. McCoy
Affirmative	5,803,151,478.10	96.219
Withheld	228,055,864.52	3.781
TOTAL	6,031,207,342.62	100.000
William S. Stavropoulos
Affirmative	5,788,435,907.30	95.975
Withheld	242,771,435.32	4.025
TOTAL	6,031,207,342.62	100.000
PROPOSAL 4
To amend the management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	438,451,783.03	90.970
Against	19,577,148.83	4.061
Abstain	23,947,730.47	4.969
TOTAL	481,976,662.33	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	396,204,313.36	82.204
Against	41,906,822.41	8.695
Abstain	23,033,348.56	4.779
Broker Non-Votes	20,832,178.00	4.322
TOTAL	481,976,662.33	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	396,216,992.87	82.207
Against	42,032,265.78	8.720
Abstain	22,895,225.68	4.751
Broker Non-Votes	20,832,178.00	4.322
TOTAL	481,976,662.33	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

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For Non-Retirement
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Irving, TX 75039-5587

General Correspondence

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P.O. Box 500
Merrimack, NH 03054-0500

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For Retirement
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Selling shares

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P.O. Box 660602
Dallas, TX 75266-0602

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Fidelity Investments
Attn: Redemptions - CP5L

400 East Las Colinas Blvd.
Irving, TX 75039-5587

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

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The Bank of New York

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Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

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Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

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and Account Assistance 1-800-544-6666

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(automated graphic)    Automated line for quickest service

SPU-ANN-0602 157029
1.703529.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Spartan®

U.S. Treasury
Money Market

Fund

Annual Report

April 30, 2002

(2_fidelity_logos) (Registered_Trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Accountants	<Click Here>	The auditors' opinion.
Trustees and Officers	<Click Here>
Proxy Voting Results	<Click Here>

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

April's weak stock market performance dragged the majority of broad-based, large-capitalization equity indexes into negative territory through the first four months of 2002. However, small- and mid-cap value stocks rose above the tide based on their more attractive valuations and strong current earnings growth. April's equity woes proved beneficial for most fixed-income categories, particularly Treasury and government securities. Year to date, nearly every category of the bond market had positive returns.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Annual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total return would have been lower.

Cumulative Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan ® US Treasury Money Market Fund	2.66%	25.09%	53.13%
Treasury Retail Money Market Funds Average	2.37%	23.64%	50.14%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the treasury retail money market funds average, which reflects the performance of treasury retail money market funds with similar objectives tracked by iMoneyNet, Inc. The past one year average represents a peer group of 30 money market funds.

Average Annual Total Returns

Periods ended April 30, 2002	Past 1 year	Past 5 years	Past 10 years
Spartan US Treasury Money Market Fund	2.66%	4.58%	4.35%
Treasury Retail Money Market Funds Average	2.37%	4.33%	4.14%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Annual Report

Performance - continued

Yields

	4/30/02	1/29/02	10/30/01	7/31/01	5/01/01
Spartan U.S. Treasury Money Market Fund	1.48%	1.70%	2.66%	3.55%	4.46%
Treasury Retail Money Market Funds Average	1.25%	1.37%	2.19%	3.19%	4.05%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the treasury retail money market funds average. Figures for the treasury retail money market funds average are from iMoneyNet, Inc.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

There are some important differences between a bank money market deposit account (MMDA) and a money market fund. First, the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money market fund will maintain a $1 share price. Second, a money market fund returns to its shareholders income earned by the fund's investments after expenses. This is in contrast to banks, which set their MMDA rates periodically based on current interest rates, competitors' rates, and internal criteria.

3

Annual Report

Fund Talk: The Manager's Overview

(Portfolio Manager photograph)
Note to shareholders: Tim Huyck became Portfolio Manager of Spartan U.S. Treasury Money Market Fund on April 1, 2002.

Q. Tim, what was the investment environment like during the final eight months of 2001?

A. The economy was weak during the first part of the period, dragged down primarily by the manufacturing sector. By May 2001, the Federal Reserve Board had lowered the rate banks charge each other for overnight loans - known as the fed funds target rate - five times by a total of 2.50 percentage points. This was a very aggressive approach by historical standards. The Fed cut rates again in June and August, but did so in smaller increments. That's because leading indicators suggested that manufacturing activity was rebounding. However, positive sentiment about the economy was extinguished by the events of September 11. The Fed responded immediately and decisively in order to ensure the smooth functioning of the financial system and to restore confidence to the markets. After September 11, the Fed lowered the target rate four more times through the end of 2001, bringing it to 1.75%.

Q. How has the economy fared thus far in 2002?

A. The U.S. economy showed signs of resilience in the first quarter of 2002. Consumer spending remained strong, buoyed by mortgage refinancing and zero percent auto financing. In addition, an increase in federal government spending in response to September's events contributed to economic growth. All told, gross domestic product grew at a 5.6% annual rate during the first quarter, helped by a lower rate of inventory liquidation. Market yields rose in a very volatile manner as expectations regarding Fed policy shifted dramatically. Against this backdrop, the Fed moved from a bias toward easing rates to a neutral stance in response to much stronger-than-expected economic data, and kept the target rate steady at 1.75%.

Q. How was the fund managed during the overall 12-month period?

A. The fund's average maturity was consistently longer than its competitors during the entire period. This approach was followed so that the fund could lock in higher yields in a declining interest rate environment. By the end of the summer of 2001, the average maturity declined to a more neutral level relative to the fund's competitors, because the economy appeared to be stabilizing and the Fed had already eased rates a great deal. In the aftermath of September 11, the fund's average maturity was once again lengthened because it appeared likely that the Fed would resume an aggressive rate-cutting stance to counteract the significant negative shock suffered by the financial markets. As it became clear during the early part of 2002 that the economy remained resilient, the fund's average maturity was shortened somewhat, but still remained longer than its peers. With the Fed on hold and the yield curve positively sloped - meaning that longer-term yields were higher than shorter-term alternatives - it was beneficial to buy longer-term notes and hold them until they matured. By replacing these maturing assets with additional longer-maturity instruments, the fund was able to maintain a longer average maturity and take advantage of a steep yield curve to secure competitive yields.

Annual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on April 30, 2002, was 1.48%, compared to 4.47% 12 months ago. For the 12 months that ended April 30, 2002, the fund had a total return of 2.66%, compared to 2.37% for the Treasury retail money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Tim?

A. Recent signs of softness in the economy combined with benign inflation suggest that it is not urgent for the Fed to raise rates in the short term. Nevertheless, the Fed has noted that short-term rates are lower than they should be. The Fed would like to ensure economic stability, but it will need to raise rates at some point to head off inflation. I think it's likely that the fed funds rate could remain at 1.75% until the second half of the year. The Fed has mentioned that it will look for sustainable, solid increases in final demand, especially business investment, before it raises rates. When that happens, I believe the Fed will implement rate hikes gradually. In addition, increased government spending - for such items as the war on terrorism, homeland security and the farm bill - combined with markedly lower tax receipts due to reduced economic activity has led to the re-emergence of federal budget deficits. Given that these deficits are viewed as temporary, it is likely that the Treasury will maintain or even increase its reliance on short-term Treasury bills for funding. A high level of issuance should be an important influence in the money markets in the coming year, and should create opportunities for the fund.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: income while maintaining a stable $1 share price by investing in U.S. Treasury money market securities whose interest is free from state and local taxes

Fund number: 415

Trading symbol: FDLXX

Start date: January 5, 1988

Size: as of April 30, 2002, more than $2.4 billion

Manager: Tim Huyck, since April 2002; manager, several Fidelity and Spartan taxable money market funds; joined Fidelity in 1990

3

Annual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 4/30/02	% of fund's investments 10/31/01	% of fund's investments 4/30/01
0 - 30	29.6	35.7	33.5
31 - 90	40.9	27.5	30.9
91 - 180	24.5	31.3	27.8
181 - 397	5.0	5.5	7.8
Weighted Average Maturity
	4/30/02	10/31/01	4/30/01
Spartan U.S. Treasury Money Market Fund	68 Days	74 Days	65 Days
Treasury Retail Money Market Funds Average *	65 Days	63 Days	62 Days
Asset Allocation (% of fund's net assets)
As of April 30, 2002	As of October 31, 2001
U.S. Treasury Bills 84.6%	U.S. Treasury Bills 60.5%
U.S. Treasury Notes 15.7%	U.S. Treasury Notes 42.1%
Net Other Assets (0.3)%**	Net Other Assets (2.6)%**

**Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Annual Report

Investments April 30, 2002

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Bills - 84.6%
5/9/02	1.91%	$ 50,000	$ 49,979
5/16/02	1.91	36,000	35,963
5/16/02	1.98	2,997	2,995
5/23/02	1.74	43,348	43,302
5/30/02	1.74	50,000	49,930
5/30/02	1.75	15,000	14,979
5/30/02	1.76	146,051	145,845
5/30/02	1.79	26,371	26,333
5/30/02	1.80	75,000	74,892
5/30/02	2.00	150,000	149,761
6/6/02	1.73	50,665	50,578
6/6/02	1.76	150,000	149,737
6/6/02	1.77	185,572	185,243
6/6/02	1.79	40,000	39,929
6/6/02	1.89	30,000	29,944
6/13/02	1.76	100,000	99,791
6/13/02	1.81	70,000	69,850
6/20/02	1.86	125,000	124,679
6/27/02	1.84	75,000	74,783
6/27/02	1.87	25,000	24,927
7/5/02	1.78	115,000	114,631
7/11/02	1.74	55,000	54,812
8/1/02	1.73	115,000	114,499
8/1/02	1.74	50,000	49,781
8/22/02	1.85	50,000	49,713
9/5/02	1.91	106,000	105,291
10/10/02	1.98	25,000	24,780
10/17/02	1.91	25,000	24,778
10/17/02	1.93	25,000	24,776
10/17/02	1.95	20,000	19,819
10/17/02	1.96	25,000	24,772
10/24/02	1.92	25,000	24,768
10/31/02	1.90 (a)	25,000	24,762
			2,100,622
U.S. Treasury Notes - 7.2%
8/15/02	1.93	30,000	30,385
8/31/02	1.96	30,000	30,402
8/31/02	2.23	25,000	25,312
9/30/02	1.98	15,000	15,244
10/31/02	1.97	25,000	25,461
U.S. Treasury Obligations - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (Note 1) (000s)
U.S. Treasury Notes - continued
10/31/02	2.32%	$ 25,000	$ 25,415
12/31/02	2.12	25,000	25,486
			177,705
U.S. Treasury Notes - principal STRIPS - 8.5%
5/15/02	1.76	30,000	29,980
5/15/02	1.80	67,000	66,953
5/15/02	2.13	25,000	24,980
5/15/02	3.33	20,000	19,975
8/15/02	3.34	20,000	19,809
8/15/02	3.45	25,000	24,754
2/15/03	2.25	25,000	24,551
			211,002
TOTAL INVESTMENT PORTFOLIO - 100.3%	2,489,329
NET OTHER ASSETS - (0.3)%	(6,434)
NET ASSETS - 100%	$ 2,482,895
Total Cost for Income Tax Purposes $ 2,489,329
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Income Tax Information

A total of 100% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax. The fund will notify shareholders in January 2003 of amounts for use in preparing 2002 income tax returns (unaudited).

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	April 30, 2002
Assets
Investment in securities, at value - See accompanying schedule		$ 2,489,329
Receivable for investments sold		179,803
Receivable for fund shares sold		3,981
Interest receivable		1,469
Total assets		2,674,582
Liabilities
Payable for investments purchased
Regular delivery	$ 164,280
Delayed delivery	24,762
Payable for fund shares redeemed	1,559
Distributions payable	189
Accrued management fee	885
Other payables and accrued expenses	12
Total liabilities		191,687
Net Assets		$ 2,482,895
Net Assets consist of:
Paid in capital		$ 2,482,898
Accumulated net realized gain (loss) on investments		(3)
Net Assets, for 2,482,274 shares outstanding		$ 2,482,895
Net Asset Value, offering price and redemption price per share ($2,482,895 ÷ 2,482,274 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended April 30, 2002
Investment Income
Interest		$ 73,925
Expenses
Management fee	$ 10,483
Non-interested trustees' compensation	4
Total expenses before reductions	10,487
Expense reductions	(32)	10,455
Net investment income		63,470
Net Realized Gain (Loss) on Investment securities		18
Net increase in net assets resulting from operations		$ 63,488

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended April 30, 2002	Year ended April 30, 2001
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 63,470	$ 113,077
Net realized gain (loss)	18	586
Net increase (decrease) in net assets resulting from operations	63,488	113,663
Distributions to shareholders from net investment income	(63,470)	(113,077)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,969,000	1,888,920
Reinvestment of distributions	59,525	105,046
Cost of shares redeemed	(1,803,084)	(1,736,880)
Net increase (decrease) in net assets and shares resulting from share transactions	225,441	257,086
Total increase (decrease) in net assets	225,459	257,672
Net Assets
Beginning of period	2,257,436	1,999,764
End of period	$ 2,482,895	$ 2,257,436

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended April 30,	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from Investment Operations
Net investment income	.026	.056	.047	.046	.050
Distributions from net investment income	(.026)	(.056)	(.047)	(.046)	(.050)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return A, B	2.66%	5.70%	4.81%	4.67%	5.08%
Ratios to Average Net Assets C
Expenses before expense reductions	.43%	.46%	.45%	.47%	.46%
Expenses net of voluntary waivers, if any	.43%	.46%	.45%	.47%	.46%
Expenses net of all reductions	.42%	.45%	.45%	.46%	.46%
Net investment income	2.57%	5.53%	4.70%	4.57%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 2,483	$ 2,257	$ 2,000	$ 2,090	$ 1,913

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the account closeout fee.

C Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflects expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended April 30, 2002

1. Significant Accounting Policies.

Spartan U.S. Treasury Money Market Fund (the fund) is a fund of Fidelity Hereford Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The Schedule of Investments includes information regarding income taxes, if any, under the caption "Income Tax Information."

Investment Income. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Dividends are declared daily and paid monthly from net investment income.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is "marked to market" daily and equivalent deliverable securities are held for the transaction. The values of the securities purchased on a delayed delivery

Annual Report

Notes to Financial Statements - continued

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee of .42% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees. Effective July 1, 2001, the annual management fee rate was reduced from .45% to .42%.

FMR also bears the cost of providing shareholder services to the fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $12,000 for the period.

4. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $32,000.

Annual Report

Report of Independent Accountants

To the Trustees of Fidelity Hereford Street Trust and the Shareholders of Spartan U.S. Treasury Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Spartan U.S. Treasury Money Market Fund (a fund of Fidelity Hereford Street Trust) at April 30, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Spartan U.S. Treasury Money Market Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
May 31, 2002

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. Except for William O. McCoy and William S. Stavropoulos, each of the Trustees oversees 261 funds advised by FMR or an affiliate. Mr. McCoy oversees 263 funds advised by FMR or an affiliate, and Mr. Stavropoulos oversees 201 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an "interested person" (as defined in the 1940 Act) may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Edward C. Johnson 3d (71)**

Year of Election or Appointment: 1993

President of Spartan U.S. Treasury Money Market. Mr. Johnson also serves as President of other Fidelity funds. He is Chief Executive Officer, Chairman, and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; a Director of Fidelity Management & Research (U.K.) Inc.; Chairman and a Director of Fidelity Management & Research (Far East) Inc.; Chairman (1998) and a Director (1997) of Fidelity Investments Money Management, Inc.; and Chairman (2001) and a Director (2000) of FMR Co., Inc.

Abigail P. Johnson (40)**

Year of Election or Appointment: 2001

Senior Vice President of Spartan U.S. Treasury Money Market (2001). Ms. Johnson also serves as Senior Vice President of other Fidelity funds (2001). She is President and a Director of FMR (2001), Fidelity Investments Money Management, Inc. (2001), FMR Co., Inc. (2001), and a Director of FMR Corp. Previously, Ms. Johnson managed a number of Fidelity funds.

Peter S. Lynch (59)

Year of Election or Appointment: 1993

Vice Chairman and a Director of FMR, and Vice Chairman (2001) and a Director (2000) of FMR Co., Inc. Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991), Vice President of Fidelity® Magellan® Fund and FMR Growth Group Leader, and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services. In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield, John F. Kennedy Library, and the Museum of Fine Arts of Boston.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

** Edward C. Johnson 3d, Trustee and President of the funds, is Abigail P. Johnson's father.

Annual Report

Non-Interested Trustees:

Correspondence intended for each non-interested Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
J. Michael Cook (59)

Year of Election or Appointment: 2001

Prior to Mr. Cook's retirement in May 1999, he served as Chairman and Chief Executive Officer of Deloitte & Touche LLP (accounting/consulting), Chairman of the Deloitte & Touche Foundation, and a member of the Board of Deloitte Touche Tohmatsu. He currently serves as a Director of AT&T (2001), International Flavors & Fragrances, Inc. (2000), Rockwell Automation International (2000), The Dow Chemical Company (2000), and HCA - The Healthcare Company (1999). He is a Member of the Advisory Board of the Securities Regulation Institute, Chairman Emeritus of the Board of Catalyst (a leading organization for the advancement of women in business), a Director of the STAR Foundation (Society to Advance the Retarded and Handicapped), and is Chairman of the Accountability Advisory Panel to the Comptroller General of the United States. He also serves as a member of the Board of Overseers of the Columbia Business School and a Member of the Advisory Board of the Graduate School of Business of the University of Florida.

Ralph F. Cox (69)

Year of Election or Appointment: 1993

Mr. Cox is President of RABAR Enterprises (management consulting for the petroleum industry). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Waste Management Inc. (non-hazardous waste), CH2M Hill Companies (engineering), and Abraxas Petroleum (petroleum exploration and production, 1999). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.

Phyllis Burke Davis (70)

Year of Election or Appointment: 1993

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Toshiba International Advisory Group of Toshiba Corporation (2001) and a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., Nabisco Brands, Inc., and Standard Brands, Inc.

Robert M. Gates (58)

Year of Election or Appointment: 1997

Mr. Gates is a consultant, educator, and lecturer. He was Director of the Central Intelligence Agency (CIA) from 1991 to 1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is a Director of Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), TRW Inc. (automotive, space, defense, and information technology), and Parker Drilling Co., Inc. (drilling and rental tools for the energy industry, 2001). He also serves as a member of the Advisory Board of VoteHere.net (secure internet voting, 2001). Previously, Mr. Gates served as a Director of LucasVarity PLC (automotive components and diesel engines) and Dean of the George Bush School of Government and Public Service at Texas A&M University (1999-2001). Mr. Gates also is a Trustee of the Forum for International Policy.

Donald J. Kirk (69)

Year of Election or Appointment: 1993

Mr. Kirk is a Public Governor of the National Association of Securities Dealers, Inc., and of the American Stock Exchange (2001), a Director and former Chairman of the Board of Directors of National Arts Stabilization Inc., a Trustee and former Chairman of the Board of Trustees of the Greenwich Hospital Association, and a Director of the Yale-New Haven Health Services Corp. (1998). Mr. Kirk was an Executive-in-Residence (1995-2000) and a Professor (1987-1995) at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Previously, Mr. Kirk served as a member and Vice Chairman of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section (1995-2002), a Director of General Re Corporation (reinsurance, 1987-1998) and as a Director of Valuation Research Corp. (appraisals and valuations).

Marie L. Knowles (55)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. She currently serves as a Director of Phelps Dodge Corporation (copper mining and manufacturing), URS Corporation (multidisciplinary engineering, 1999), and America West Holdings Corporation (aviation and travel services, 1999). Ms. Knowles is a Trustee of the Brookings Institution and serves as a member of the Advisory Board for the School of Engineering of the University of Southern California.

Ned C. Lautenbach (58)

Year of Election or Appointment: 2000

Mr. Lautenbach has been a partner of Clayton, Dubilier & Rice, Inc. (private equity investment firm) since September 1998. Previously, Mr. Lautenbach was with the International Business Machines Corporation (IBM) from 1968 until his retirement in 1998. He was most recently Senior Vice President and Group Executive of Worldwide Sales and Services. From 1993 to 1995, he was Chairman of IBM World Trade Corporation, and from 1994 to 1998 was a member of IBM's Corporate Executive Committee. Mr. Lautenbach serves as Chairman and Chief Executive Officer (1999) and as a Director (1998) of Acterna Corporation (communications test equipment). He is also Co-Chairman and C.E.O. of Covansys, Inc. (global provider of business and technology solutions, 2000). In addition, he is a Director of Eaton Corporation (diversified industrial, 1997), Axcelis Technologies (semiconductors, 2000), and the Philharmonic Center for the Arts in Naples, Florida (1999). He also serves on the Board of Trustees of Fairfield University and is a member of the Council on Foreign Relations.

Marvin L. Mann (69)

Year of Election or Appointment: 1993

Mr. Mann is Chairman of the non-interested Trustees (2001). He is Chairman Emeritus of Lexmark International, Inc. (computer peripherals) where he remains a member of the Board. Prior to 1991, he held the positions of Vice President of International Business Machines Corporation (IBM) and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Board member of Imation Corp. (imaging and information storage, 1997) and Acterna Corporation (communications test equipment, 1999). He is also a member of the Director Services Committee of the Investment Company Institute. In addition, Mr. Mann is a member of the President's Cabinet at the University of Alabama and the Board of Visitors of the Culverhouse College of Commerce and Business Administration at the University of Alabama.

William O. McCoy (68)

Year of Election or Appointment: 1997

Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications) and President of BellSouth Enterprises. He is currently a Director of Liberty Corporation (holding company), Duke Realty Corporation (real estate), Progress Energy, Inc. (electric utility), and Acterna Corporation (communications test equipment, 1999). He is also a partner of Franklin Street Partners (private investment management firm, 1997) and a member of the Research Triangle Foundation Board. In addition, Mr. McCoy served as the Interim Chancellor (1999-2000) and a member of the Board of Visitors (1994-1998) for the University of North Carolina at Chapel Hill and currently serves on the Board of Directors of the University of North Carolina Health Care System and the Board of Visitors of the Kenan-Flagler Business School (University of North Carolina at Chapel Hill). He also served as Vice President of Finance for the University of North Carolina (16-school system, 1995-1998).

Name, Age; Principal Occupation
William S. Stavropoulos (62)

Year of Election or Appointment: 2002

Trustee of Fidelity Hereford Street Trust (2002). Mr. Stavropoulos also serves as a Trustee (2001) or Member of the Advisory Board (2000) of other investment companies advised by FMR. He is Chairman of the Board and Chairman of the Executive Committee (2000) and a Director of The Dow Chemical Company. Since joining The Dow Chemical Company in 1967, Mr. Stavropoulos served in numerous senior management positions, including President (1993-2000) and Chief Executive Officer (1995-2000). Currently, he is a Director of NCR Corporation (data warehousing and technology solutions, 1997), BellSouth Corporation (telecommunications, 1997), and the Chemical Financial Corporation. He also serves as a member of the Board of Trustees of the American Enterprise Institute for Public Policy Research and Fordham University. In addition, Mr. Stavropoulos is a member of the American Chemical Society, The Business Council, J.P. Morgan International Council, World Business Council for Sustainable Development, and the University of Notre Dame Advisory Council for the College of Science.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Dwight D. Churchill (48)

Year of Election or Appointment: 2000

Vice President of Spartan U.S. Treasury Money Market. He serves as Head of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds (1997), and Senior Vice President of FIMM (2000) and FMR (1997). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

Boyce I. Greer (46)

Year of Election or Appointment: 1997

Vice President of Spartan U.S. Treasury Money Market, Spartan U.S. Government Money Market, and Spartan Money Market. He serves as Executive Vice President of Fidelity's Fixed-Income Division (2000), Vice President and Group Leader of Fidelity's Money Market Funds (1997), Senior Vice President of FMR (1997), and Vice President of FIMM (1998). Previously, Mr. Greer served as Vice President and Group Leader of Fidelity's Municipal Fixed-Income Investments (1995-1997) and Vice President and Group Leader of Fidelity's Municipal Bond Funds (2000).

Eric D. Roiter (53)

Year of Election or Appointment: 1998

Secretary of Spartan U.S. Treasury Money Market. He also serves as Secretary of other Fidelity funds (1998); Vice President, General Counsel, and Clerk of FMR Co., Inc. (2001) and FMR (1998); Vice President and Clerk of FDC (1998); Secretary of Fidelity Southwest Company (1998); Assistant Clerk of Fidelity Management & Research (U.K.) Inc. (2001) and Fidelity Management & Research (Far East) Inc. (2001); and Assistant Secretary of Fidelity Investments Money Management Inc. (2001). Prior to joining Fidelity, Mr. Roiter was with the law firm of Debevoise & Plimpton, as an associate (1981-1984) and as a partner (1985-1997), and served as an Assistant General Counsel of the U.S. Securities and Exchange Commission (1979-1981). Mr. Roiter was an Adjunct Member, Faculty of Law, at Columbia University Law School (1996-1997).

Maria F. Dwyer (43)

Year of Election or Appointment: 2002

Treasurer of Spartan U.S. Treasury Money Market. She also serves as Treasurer of other Fidelity funds (2002) and is a Vice President (1999) and an employee (1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

Stanley N. Griffith (55)

Year of Election or Appointment: 1998

Assistant Vice President of Spartan U.S. Treasury Money Market. Mr. Griffith is Assistant Vice President of Fidelity's Fixed-Income Funds (1998), Assistant Secretary of FIMM (1998), Vice President of Fidelity Investments' Fixed-Income Division (1998), and is an employee of FMR.

John H. Costello (55)
Year of Election or Appointment: 1988 Assistant Treasurer of Spartan U.S. Treasury Money Market. Mr. Costello also serves as Assistant Treasurer of other Fidelity funds and is an employee of FMR.
Paul F. Maloney (52)

Year of Election or Appointment: 2001

Assistant Treasurer of Spartan U.S. Treasury Money Market. Mr. Maloney also serves as Assistant Treasurer of other Fidelity funds (2001) and is an employee of FMR. Previously, Mr. Maloney served as Vice President of Fidelity Reporting, Accounting and Pricing Services (FRAPS).

Thomas J. Simpson (43)

Year of Election or Appointment: 1996

Assistant Treasurer of Spartan U.S. Treasury Money Market. Mr. Simpson is Assistant Treasurer of other Fidelity funds (2000) and an employee of FMR (1996). Prior to joining FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).

Annual Report

Proxy Voting Results

A special meeting of Spartan U.S. Treasury Money Market Fund's shareholders was held on May 15, 2002. The results of votes taken among shareholders on proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To continue the effectiveness of Article VII, Section 7.04 of the Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,456,264,953.31	90.467
Against	218,411,712.97	3.622
Abstain	325,826,700.34	5.402
Broker Non-Votes	30,703,976.00	0.509
TOTAL	6,031,207,342.62	100.000
PROPOSAL 2
To authorize the Trustees to adopt an amended and restated Trust Instrument.*
	# of Votes Cast	% of Votes Cast
Affirmative	5,283,173,706.94	87.597
Against	395,504,887.38	6.558
Abstain	321,824,772.30	5.336
Broker Non-Votes	30,703,976.00	0.509
TOTAL	6,031,207,342.62	100.000
PROPOSAL 3
To elect the thirteen nominees specified below as Trustees.*
	# of Votes Cast	% of Votes Cast
J. Michael Cook
Affirmative	5,804,698,621.92	96.244
Withheld	226,508,720.70	3.756
TOTAL	6,031,207,342.62	100.000
Ralph F. Cox
Affirmative	5,796,852,293.18	96.114
Withheld	234,355,049.44	3.886
TOTAL	6,031,207,342.62	100.000
	# of Votes Cast	% of Votes Cast
Phyllis Burke Davis
Affirmative	5,796,433,076.02	96.107
Withheld	234,774,266.60	3.893
TOTAL	6,031,207,342.62	100.000
Robert M. Gates
Affirmative	5,798,276,340.68	96.138
Withheld	232,931,001.94	3.862
TOTAL	6,031,207,342.62	100.000
Abigail P. Johnson
Affirmative	5,800,025,602.68	96.167
Withheld	231,181,739.94	3.833
TOTAL	6,031,207,342.62	100.000
Edward C. Johnson 3d
Affirmative	5,798,652,889.02	96.144
Withheld	232,554,453.60	3.856
TOTAL	6,031,207,342.62	100.000
Donald J. Kirk
Affirmative	5,804,220,022.83	96.236
Withheld	226,987,319.79	3.764
TOTAL	6,031,207,342.62	100.000
Marie L. Knowles
Affirmative	5,798,532,389.51	96.142
Withheld	232,674,953.11	3.858
TOTAL	6,031,207,342.62	100.000
Ned C. Lautenbach
Affirmative	5,805,450,972.62	96.257
Withheld	225,756,370.00	3.743
TOTAL	6,031,207,342.62	100.000
Peter S. Lynch
Affirmative	5,804,688,503.10	96.244
Withheld	226,518,839.52	3.756
TOTAL	6,031,207,342.62	100.000
	# of Votes Cast	% of Votes Cast
Marvin L. Mann
Affirmative	5,801,408,855.43	96.190
Withheld	229,798,487.19	3.810
TOTAL	6,031,207,342.62	100.000
William O. McCoy
Affirmative	5,803,151,478.10	96.219
Withheld	228,055,864.52	3.781
TOTAL	6,031,207,342.62	100.000
William S. Stavropoulos
Affirmative	5,788,435,907.30	95.975
Withheld	242,771,435.32	4.025
TOTAL	6,031,207,342.62	100.000
PROPOSAL 4
To amend the management contract for the fund.
	# of Votes Cast	% of Votes Cast
Affirmative	1,143,623,162.51	88.314
Against	54,020,464.99	4.172
Abstain	97,306,795.76	7.514
TOTAL	1,294,950,423.26	100.000
PROPOSAL 5
To amend the fund's fundamental investment limitation concerning underwriting.
	# of Votes Cast	% of Votes Cast
Affirmative	1,068,809,295.01	82.537
Against	138,316,158.99	10.681
Abstain	87,029,342.26	6.721
Broker Non-Votes	795,627.00	0.061
TOTAL	1,294,950,423.26	100.000
PROPOSAL 6
To amend the fund's fundamental investment limitation concerning lending.
	# of Votes Cast	% of Votes Cast
Affirmative	1,059,906,082.77	81.849
Against	146,200,145.22	11.290
Abstain	88,048,568.27	6.800
Broker Non-Votes	795,627.00	0.061
TOTAL	1,294,950,423.26	100.000

*Denotes trust-wide proposals and voting results.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

(computer_graphic)

Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

1400 Civic Drive
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

2401 PGA Boulevard
Palm Beach Gardens, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

25 State Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Annual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

Fidelity's Taxable
Money Market Funds

Fidelity® Cash Reserves

Fidelity U.S. Government Reserves

Spartan® Money Market Fund

Spartan U.S. Government
Money Market Fund

Spartan U.S. Treasury
Money Market Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
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